American
     General
          FINANCIAL GROUP
2929 Allen Parkway (A40-04), Houston, Texas 77019

                                                                                                               Pauletta P. Cohn
                                                                                                               General Counsel, Life Insurance Operations
                                                                                                               Direct Line (713) 831-1230
                                                                                                               FAX (713) 620-3878
                                                                                                               E-mail: pauletta_cohn@agfg.com

                                                                            January 3, 2002

BY EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:

American General Life Insurance Company ("AGL") and
American General Life Insurance Company
   Separate Account VL-R ("Registrant")
Product: Platinum Investor Survivor II - VUL
File Nos: 333-65170 and 811-08561
CIK No. 0001051485

Dear Ladies and Gentlemen:

            As General Counsel, Life Insurance Operations of American General Life Companies and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act, was filed electronically on December 3, 2001.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-1230.

                                                                          Very truly yours,

                                                                           /s/ PAULETTA P. COHN

                                              American General Life Companies
                                                    2929 Allen Parkway, Houston, TX 77019